Long-term Debt and Capital Lease Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,365,522,000	$ 2,611,580,000
Senior Long Term Notes	4,923,476,000	5,325,618,000
Equity Neutral Convertible Bond	401,333,000	407,705,000
Accounts receivable facility	173,965,000	50,185,000
Capital lease obligations	46,143,000	40,621,000
Other	55,504,000	82,113,000
Long-term debt and capital lease obligations	7,965,943,000	8,517,822,000
Less current maturities	(763,398,000)	(664,335,000)
Total long-term debt less current maturities	7,202,545,000	7,853,487,000
Annual Payments [Abstract]
2017	764,300,000
2018	1,064,456,000
2019	3,178,459,000
2020	930,017,000
2021	972,874,000
Thereafter	1,115,424,000
Total	8,025,530,000
Revolving Facility [Line Items]
Letter of credit outstanding which reduces available borrowings under the revolving credit facility	3,550,000	3,600,000
Long Term Debt Other Disclosures [Abstract]
Pending payments of purchase considerations	16,073,000	2,597,000
Pending Payments Current	25,895,000	4,115,000
Account Receivable Facility [Abstract]
Long Term Debt Maximum Amount Available USD ARF	800,000,000	800,000,000
Long Term Debt Balance Outstanding USD ARF	175,000,000	51,000,000
Line Of Credit Facility Increase Decrease Other Net ARF	$ 15,647,000	$ 16,622,000
Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	1.00%	0.89%
Amended 2012 Senior Credit Agreement [Member]
Credit Agreement [Line Items]
Amount of initial Term Loan B principal payments	$ 50,000,000
Amount of ending Term Loan B principal payments	$ 6,000,000
Dividend payment restrictions description	463.804
Effective interest rate		1.72%
Revolving Facility [Line Items]
Maximum amount available USD	$ 3,787,273,200	$ 4,035,961,000
Balance outstanding USD	$ 2,375,820,200	$ 2,625,591,000
Revolving Credit USD [Member]
Credit Agreement [Line Items]
Effective interest rate	2.15%	1.72%
Revolving Facility [Line Items]
Maximum amount available USD	$ 1,000,000,000	$ 1,000,000,000
Balance outstanding USD	$ 10,187,000	$ 25,110,000
Revolving Credit EUR [Member]
Credit Agreement [Line Items]
Effective interest rate	1.25%	1.38%
Revolving Facility [Line Items]
Maximum amount available USD	$ 421,640,000	$ 435,480,000
USD Term Loan [Member]
Revolving Facility [Line Items]
Maximum amount available USD	2,100,000,000	2,300,000,000
Balance outstanding USD	2,100,000,000	2,300,000,000
EUR Term Loan [Member]
Revolving Facility [Line Items]
Maximum amount available USD	265,633,200	300,481,000
Balance outstanding USD	$ 265,633,200	$ 300,481,000
2010 5.5%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.50%
Debt Instrument Face Amount	$ 0
2010 5.5% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.50%
Debt Instrument Face Amount		$ 271,409,000
2011 3.58%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	3.451%
Debt Instrument Face Amount	$ 0
2011 3.58% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		3.205%
Debt Instrument Face Amount		$ 108,735,000
2007 6 7/8%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.875%
Debt Instrument Face Amount	$ 499,098,000
2007 6 7/8% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		6.875%
Debt Instrument Face Amount		$ 497,363,000
2011 6.5% EUR
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.50%
Debt Instrument Face Amount	$ 418,665,000
2011 6.5% EUR | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		6.50%
Debt Instrument Face Amount		$ 430,600,000
2011 6.5% USD
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	6.50%
Debt Instrument Face Amount	$ 397,275,000
2011 6.5% USD | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		6.50%
Debt Instrument Face Amount		$ 395,678,000
2012 5.625%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.625%
Debt Instrument Face Amount	$ 797,560,000
2012 5.625% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.625%
Debt Instrument Face Amount		$ 796,505,000
2012 5.25%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.25%
Debt Instrument Face Amount	$ 262,464,000
2012 5.25% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.25%
Debt Instrument Face Amount		$ 270,655,000
Senior Notes 2014 4.125%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	4.125%
Debt Instrument Face Amount	$ 496,798,000
Senior Notes 2014 4.125% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		4.125%
Debt Instrument Face Amount		$ 495,944,000
2011 5.75%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.75%
Debt Instrument Face Amount	$ 643,708,000
2011 5.75% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.75%
Debt Instrument Face Amount		$ 642,167,000
2011 5.25%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.25%
Debt Instrument Face Amount	$ 314,235,000
2011 5.25% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.25%
Debt Instrument Face Amount		$ 324,045,000
2012 5.875%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	5.875%
Debt Instrument Face Amount	$ 696,834,000
2012 5.875% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		5.875%
Debt Instrument Face Amount		$ 696,086,000
Senior Notes 2014 4.75%
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage	4.75%
Debt Instrument Face Amount	$ 396,839,000
Senior Notes 2014 4.75% | Accounts Receivable Facility
Senior Notes [Line Items]
Debt Instrument Interest Rate Stated Percentage		4.75%
Debt Instrument Face Amount		$ 396,431,000
convertible debt
Convertible Bond [Line Items]
Debt Instrument Interest Rate Effective Percentage Convertible	2.611%
Equity Neutral Convertible Bond at Issuance	$ 514,080,000
Debt Instrument Maturity Date Convertible	Jan. 30, 2020
Convertible Conversion	$ 73.6054
Option Cost Amortization	$ 20,307,000